MFS(R)/SUN LIFE SERIES TRUST: INTERNATIONAL VALUE SERIES

          Supplement to the Current Statement of Additional Information

Effective immediately, the Investment Policy/Percentage Limitation Table under the caption "II Investment Techniques, Practices and Risks" for International Value Series is hereby restated as follows:

                                                      Percentage Limitation
   Investment Policy                           (Based on the Series' Net Assets)

   Emerging Market Securities..................                 15%
   Lower Rated Bonds...........................   Up to (but not including) 10%
   Short Sales.................................                  5%


                 The date of this Supplement is October 5, 2004.